Pioneer High Income Fund, Inc.
Schedule of Investments  |  June 30, 2022

Ticker Symbol: PHT

Schedule of Investments  |  6/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 147.7%
	Senior Secured Floating Rate Loan Interests — 2.4% of Net Assets*(a)
	Airlines — 0.2%
580,000	LATAM Airlines Group SA, Tranche A Facility, 8.234% (Term SOFR + 750 bps), 8/8/22	$ 586,042
	Total Airlines	$586,042
	Auto Parts & Equipment — 0.6%
1,407,703	First Brands Group LLC, First Lien 2021 Term Loan, 6.287% (Term SOFR + 500 bps), 3/30/27	$ 1,333,798
	Total Auto Parts & Equipment	$1,333,798
	Human Resources — 0.4%
950,780	Team Health Holdings, Inc., Extended Term Loan, 6.775% (Term SOFR + 525 bps), 3/2/27	$ 809,351
	Total Human Resources	$809,351
	Metal Processors & Fabrication — 0.5%
1,131,450	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 1,035,277
	Total Metal Processors & Fabrication	$1,035,277
	Oil-Field Services — 0.7%
1,639,605	ProFrac Holdings II, LLC, Term Loan, 10.007% (Term SOFR + 850 bps), 3/4/25	$ 1,615,011
	Total Oil-Field Services	$1,615,011
	Total Senior Secured Floating Rate Loan Interests (Cost $5,538,409)	$5,379,479

Shares
	Common Stocks — 0.5% of Net Assets
	Airlines — 0.3%
57,203(b)	Grupo Aeromexico SAB de CV	$ 618,582
	Total Airlines	$618,582
	Chemicals — 0.0%†
22	LyondellBasell Industries NV, Class A	$ 1,924
	Total Chemicals	$1,924
	Oil, Gas & Consumable Fuels — 0.2%
21(b)	Amplify Energy Corp.	$ 137
1Pioneer High Income Fund, Inc. |  | 6/30/22

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
802,650(b)	PetroQuest Energy, Inc.	$ 341,126
12,271(b)	Summit Midstream Partners LP	156,210
	Total Oil, Gas & Consumable Fuels	$497,473
	Specialty Retail — 0.0%†
68,241(b)+^	Targus Cayman SubCo., Ltd.	$ 83,937
	Total Specialty Retail	$83,937
	Total Common Stocks (Cost $1,959,627)	$1,201,916

Principal Amount USD ($)
	Collateralized Mortgage Obligations—3.3% of Net Assets
4,100,000(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 10.874% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	$ 3,931,730
710,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 6.926% (SOFR30A + 600 bps), 10/25/41 (144A)	590,368
120,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 7.126% (SOFR30A + 620 bps), 11/25/41 (144A)	99,431
450,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 7.176% (SOFR30A + 625 bps), 9/25/41 (144A)	356,712
430,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B2, 8.726% (SOFR30A + 780 bps), 11/25/41 (144A)	358,017
610,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class B2, 9.426% (SOFR30A + 850 bps), 2/25/42 (144A)	522,163
1,350,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 12.124% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	1,401,557
	Total Collateralized Mortgage Obligations (Cost $7,968,515)	$7,259,978

	Commercial Mortgage-Backed Securities—4.4% of Net Assets
500,000(a)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.962% (1 Month USD LIBOR + 1,490 bps), 11/19/22 (144A)	$ 500,000
Pioneer High Income Fund, Inc. |  | 6/30/222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
605,000(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 14.35% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	$ 605,000
1,500,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.46% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	1,465,476
1,256,113(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	1,182,492
1,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 8.02% (1 Month USD LIBOR + 690 bps), 8/25/29	1,333,920
996,258(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 7.37% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	993,544
790,775(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 10.12% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	784,262
1,175,000(a)	Med Trust, Series 2021-MDLN, Class G, 6.575% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	1,057,866
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	1,772,785
	Total Commercial Mortgage-Backed Securities (Cost $10,223,633)	$9,695,345

	Convertible Corporate Bonds — 2.6% of Net Assets
	Banks — 0.0%†
IDR1,422,679,000^	PT Bakrie & Brothers Tbk, 12/22/22	$ 9,550
	Total Banks	$9,550
	Chemicals — 1.8%
4,000,000(d)	Hercules LLC, 6.50%, 6/30/29	$ 4,054,080
	Total Chemicals	$4,054,080
	Entertainment — 0.4%
655,000(e)	DraftKings Holdings, Inc., 3/15/28	$ 401,515
449,000	IMAX Corp., 0.50%, 4/1/26	398,263
	Total Entertainment	$799,778
3Pioneer High Income Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	Internet — 0.0%†
135,000	Perficient, Inc., 0.125%, 11/15/26 (144A)	$ 109,289
	Total Internet	$109,289
	Pharmaceuticals — 0.3%
1,300,000	Tricida, Inc., 3.50%, 5/15/27	$ 674,700
	Total Pharmaceuticals	$674,700
	REITs — 0.1%
235,000	Summit Hotel Properties, Inc., 1.50%, 2/15/26	$ 198,575
	Total REITs	$198,575
	Total Convertible Corporate Bonds (Cost $5,463,327)	$5,845,972

	Corporate Bonds — 118.0% of Net Assets
	Advertising — 2.3%
2,090,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,499,635
900,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	653,490
2,010,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	1,615,095
1,445,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	1,294,211
	Total Advertising	$5,062,431
	Aerospace & Defense — 1.7%
2,150,000	Bombardier, Inc., 6.00%, 2/15/28 (144A)	$ 1,611,210
960,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	782,400
1,210,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	1,240,250
218,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	219,607
	Total Aerospace & Defense	$3,853,467
	Airlines — 4.7%
355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	$ 354,024
3,255,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	3,130,079
1,380,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	1,356,264
3,960,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	3,662,540
EUR2,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,844,632
	Total Airlines	$10,347,539
Pioneer High Income Fund, Inc. |  | 6/30/224

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — 0.7%
1,735,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$ 1,665,600
	Total Auto Manufacturers	$1,665,600
	Auto Parts & Equipment — 0.7%
1,798,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 1,553,292
	Total Auto Parts & Equipment	$1,553,292
	Banks — 2.2%
600,000(c)(f)	Bank of America Corp., 6.50% (3 Month USD LIBOR + 417 bps)	$ 594,215
700,000(c)(f)	Credit Suisse Group AG, 7.50% (5 Year USD Swap Rate + 460 bps) (144A)	666,077
1,931,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,665,796
1,680,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,414,032
675,000(c)(f)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	608,005
	Total Banks	$4,948,125
	Biotechnology — 0.3%
EUR745,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 648,515
	Total Biotechnology	$648,515
	Building Materials — 1.5%
470,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	$ 302,217
424,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	393,752
815,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	645,999
2,062,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	1,907,350
	Total Building Materials	$3,249,318
	Chemicals — 4.6%
910,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 702,465
1,355,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	1,141,588
EUR885,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	748,919
2,250,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	2,566,333
831,000	Mativ, Inc., 6.875%, 10/1/26 (144A)	739,590
470,000	Olin Corp., 9.50%, 6/1/25 (144A)	503,805
5Pioneer High Income Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	Chemicals — (continued)
2,316,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	$ 2,144,815
2,030,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	1,633,726
	Total Chemicals	$10,181,241
	Commercial Services — 6.8%
495,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 360,472
350,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	320,369
1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	1,612,106
950,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	890,539
790,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	557,932
2,116,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	1,626,675
2,059,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	1,883,197
319,000	Herc Holdings, Inc., 5.50%, 7/15/27 (144A)	291,372
915,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	766,313
1,760,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	1,394,800
4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	3,470,436
1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,012,738
862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	838,295
	Total Commercial Services	$15,025,244
	Computers — 0.8%
1,810,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	$ 941,200
175,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	122,327
980,000	NCR Corp., 5.00%, 10/1/28 (144A)	829,753
	Total Computers	$1,893,280
	Diversified Financial Services — 9.0%
2,150,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$ 2,010,250
1,259,858(g)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	999,177
4,055,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	3,872,120
140,000(h)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	8,225
Pioneer High Income Fund, Inc. |  | 6/30/226

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
1,500,000(h)	Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26 (144A)	$ 86,250
EUR480,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	446,278
GBP820,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	893,376
2,147,628(g)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	1,626,828
1,130,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	929,425
1,020,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	762,481
845,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	733,714
160,000	OneMain Finance Corp., 6.625%, 1/15/28	143,262
755,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	665,721
3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,073,500
1,051,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	804,677
1,860,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	1,484,517
1,705,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	1,504,663
	Total Diversified Financial Services	$20,044,464
	Electric — 1.4%
825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$ 858,454
1,010,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	1,035,947
676,000	NRG Energy, Inc., 6.625%, 1/15/27	662,058
674,026	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	660,546
6,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	5,625
	Total Electric	$3,222,630
	Electrical Components & Equipments — 0.6%
750,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$ 745,654
520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	514,280
	Total Electrical Components & Equipments	$1,259,934
7Pioneer High Income Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	Energy-Alternate Sources — 0.1%
194,267(g)	SCC Power Plc, 4.00%, 5/17/32 (144A)	$ 19,427
358,647(g)	SCC Power Plc, 8.00%, 12/31/28 (144A)	154,218
	Total Energy-Alternate Sources	$173,645
	Engineering & Construction — 1.3%
3,010,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 2,425,458
475,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26 (144A)	402,224
	Total Engineering & Construction	$2,827,682
	Entertainment — 5.1%
2,264,138	AMC Entertainment Holdings, Inc., 10.00%, 6/15/26 (144A)	$ 1,503,274
EUR870,400	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	866,528
380,000	International Game Technology Plc, 4.125%, 4/15/26 (144A)	343,900
395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	384,187
656,000	International Game Technology Plc, 6.50%, 2/15/25 (144A)	652,720
1,880,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	1,577,527
705,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	599,250
1,910,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	1,804,377
1,910,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,806,860
2,035,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	1,721,997
	Total Entertainment	$11,260,620
	Environmental Control — 0.4%
766,000	Tervita Corp., 11.00%, 12/1/25 (144A)	$ 833,025
	Total Environmental Control	$833,025
	Food — 1.7%
531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26 (144A)	$ 523,035
1,043,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	889,237
Pioneer High Income Fund, Inc. |  | 6/30/228

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Food — (continued)
2,795,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	$ 2,196,870
100,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29 (144A)	100,600
	Total Food	$3,709,742
	Forest Products & Paper — 2.2%
2,035,000	Mercer International, Inc., 5.125%, 2/1/29	$ 1,750,100
3,290,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	3,031,120
	Total Forest Products & Paper	$4,781,220
	Healthcare-Products — 0.8%
1,809,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$ 1,720,811
	Total Healthcare-Products	$1,720,811
	Healthcare-Services — 4.2%
975,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 906,064
580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	490,825
265,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29 (144A)	217,080
580,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	559,005
385,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	285,608
2,640,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	2,253,240
2,396,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	2,320,873
1,645,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	1,473,124
2,500,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	881,250
	Total Healthcare-Services	$9,387,069
	Home Builders — 2.0%
475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 439,167
1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	915,329
1,680,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 4.875%, 2/15/30 (144A)	1,220,520
790,000	KB Home, 7.50%, 9/15/22	797,685
1,035,000	KB Home, 7.625%, 5/15/23	1,047,491
	Total Home Builders	$4,420,192
9Pioneer High Income Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	Housewares — 0.1%
250,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 221,077
	Total Housewares	$221,077
	Insurance — 6.0%
3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$ 4,150,323
3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	4,151,250
3,000,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	3,631,373
1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,459,073
	Total Insurance	$13,392,019
	Internet — 0.7%
1,410,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 1,346,867
205,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	211,299
	Total Internet	$1,558,166
	Iron & Steel — 1.8%
1,855,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 1,703,439
205,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	200,718
865,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	852,025
1,860,000	TMS International Corp., 6.25%, 4/15/29 (144A)	1,346,475
	Total Iron & Steel	$4,102,657
	Leisure Time — 2.9%
215,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 166,088
EUR280,000	Carnival Corp., 7.625%, 3/1/26 (144A)	229,416
285,000	Carnival Corp., 10.50%, 2/1/26 (144A)	284,444
EUR731,000	Carnival Plc, 1.00%, 10/28/29	429,755
1,295,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,012,774
735,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	562,275
360,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	261,900
745,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	517,775
270,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	266,653
380,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	390,450
2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,350,575
	Total Leisure Time	$6,472,105
Pioneer High Income Fund, Inc. |  | 6/30/2210

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Lodging — 1.6%
535,000	Boyd Gaming Corp., 4.75%, 6/15/31 (144A)	$ 452,086
315,000	Hyatt Hotels Corp., 5.625%, 4/23/25	319,321
390,000	Hyatt Hotels Corp., 6.00%, 4/23/30	393,509
1,700,000	MGM Resorts International, 6.00%, 3/15/23	1,696,056
725,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	688,315
	Total Lodging	$3,549,287
	Machinery-Construction & Mining — 0.4%
955,000	Terex Corp., 5.00%, 5/15/29 (144A)	$ 811,750
	Total Machinery-Construction & Mining	$811,750
	Media — 3.0%
480,000	Audacy Capital Corp., 6.75%, 3/31/29 (144A)	$ 255,600
2,050,000	Cengage Learning, Inc., 9.50%, 6/15/24 (144A)	1,896,250
825,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	556,075
1,057,000	Gray Television, Inc., 7.00%, 5/15/27 (144A)	1,013,135
3,530,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	2,859,300
55,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	53,991
	Total Media	$6,634,351
	Metal Fabricate/Hardware — 0.4%
1,185,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 936,150
	Total Metal Fabricate/Hardware	$936,150
	Mining — 1.6%
940,000	Arconic Corp., 6.125%, 2/15/28 (144A)	$ 866,774
1,665,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	1,153,409
375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	345,375
705,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	630,975
692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	561,243
	Total Mining	$3,557,776
	Oil & Gas — 16.3%
2,430,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 2,363,175
1,105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	972,400
4,000,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	4,010,000
1,402,000	Cenovus Energy, Inc., 6.75%, 11/15/39	1,501,295
11Pioneer High Income Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
2,085,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	$ 1,982,095
330,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/25 (144A)	331,617
2,135,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,918,831
830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	717,037
833,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	787,185
870,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	744,044
1,010,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	922,500
1,535,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,537,456
1,280,000	Murphy Oil Corp., 6.375%, 7/15/28	1,193,715
305,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	289,750
1,109,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	953,740
2,000,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,920,000
2,010,000	Occidental Petroleum Corp., 4.40%, 4/15/46	1,625,105
2,560,000	Parkland Corp., 4.625%, 5/1/30 (144A)	2,076,755
692,000	Petroleos Mexicanos, 6.70%, 2/16/32	527,650
579,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	518,205
2,269,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,769,820
1,015,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	979,475
885,000	Southwestern Energy Co., 4.75%, 2/1/32	754,162
1,720,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	1,623,998
2,075,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,981,625
1,750,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	1,566,250
1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	567,500
	Total Oil & Gas	$36,135,385
	Oil & Gas Services — 2.8%
385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 340,841
2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,354,306
3,140,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	2,975,150
703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	623,912
	Total Oil & Gas Services	$6,294,209
Pioneer High Income Fund, Inc. |  | 6/30/2212

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Packaging & Containers — 0.6%
1,600,000	OI European Group BV, 4.75%, 2/15/30 (144A)	$ 1,340,000
	Total Packaging & Containers	$1,340,000
	Pharmaceuticals — 2.2%
1,005,000	Bausch Health Americas, Inc., 8.50%, 1/31/27 (144A)	$ 704,756
535,000	Bausch Health Cos., Inc., 7.00%, 1/15/28 (144A)	306,288
535,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	290,238
1,970,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28 (144A)	152,675
1,376,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (144A)	278,657
965,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	675,548
579,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	440,040
2,080,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	1,997,641
	Total Pharmaceuticals	$4,845,843
	Pipelines — 8.0%
1,770,000	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 1,486,800
910,000	DCP Midstream Operating LP, 5.60%, 4/1/44	735,385
1,175,000(c)	DCP Midstream Operating LP, 5.85% (3 Month USD LIBOR + 385 bps), 5/21/43 (144A)	987,174
1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,128,325
1,060,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	954,000
1,524,000(a)	Energy Transfer LP, 4.304% (3 Month USD LIBOR + 302 bps), 11/1/66	1,076,325
1,965,000(c)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	1,686,268
248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	167,710
270,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	191,090
717,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	507,532
770,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	681,450
421,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	378,900
1,375,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	1,265,000
1,760,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	1,653,046
1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,001,113
13Pioneer High Income Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	Pipelines — (continued)
1,850,000	ONEOK, Inc., 6.875%, 9/30/28	$ 1,951,516
1,801,000	Williams Cos., Inc., 5.75%, 6/24/44	1,804,482
	Total Pipelines	$17,656,116
	REITs — 1.7%
230,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 160,075
3,676,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	3,547,340
	Total REITs	$3,707,415
	Retail — 1.8%
1,240,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 1,227,600
520,000	At Home Group, Inc., 7.125%, 7/15/29 (144A)	295,100
1,365,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	1,038,902
880,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	591,800
275,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	216,823
798,000	Staples, Inc., 7.50%, 4/15/26 (144A)	671,916
	Total Retail	$4,042,141
	Software — 1.2%
2,245,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 1,863,350
1,350,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	873,636
	Total Software	$2,736,986
	Telecommunications — 5.7%
1,495,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 1,055,874
1,169,000	Altice France Holding SA, 10.50%, 5/15/27 (144A)	973,015
270,000	Altice France SA, 5.125%, 1/15/29 (144A)	204,555
1,934,000	CommScope Technologies LLC, 6.00%, 6/15/25 (144A)	1,672,910
910,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	734,092
119,296	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.00%, 12/31/26 (144A)	79,129
298,833	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.75%, 5/25/24 (144A)	278,288
Pioneer High Income Fund, Inc. |  | 6/30/2214

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
175,645(g)	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 13.00% (7.00% PIK or 6.00% Cash), 12/31/25 (144A)	$ 149,527
1,050,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	731,078
1,620,000	Maxar Technologies, Inc., 7.75%, 6/15/27 (144A)	1,612,564
3,080,000	Sprint Corp., 7.125%, 6/15/24	3,160,850
41,000	Sprint Corp., 7.625%, 3/1/26	43,199
2,385,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	1,919,925
	Total Telecommunications	$12,615,006
	Transportation — 3.8%
2,640,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 1,961,867
1,375,000	Danaos Corp., 8.50%, 3/1/28 (144A)	1,361,280
820,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	654,461
1,500,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	1,431,000
1,240,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	1,135,218
2,055,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	1,978,040
	Total Transportation	$8,521,866
	Trucking & Leasing — 0.3%
690,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 674,965
	Total Trucking & Leasing	$674,965
	Total Corporate Bonds (Cost $294,201,634)	$261,874,356

Shares
	Convertible Preferred Stock — 0.9% of Net Assets
	Banks — 0.9%
1,600(f)	Wells Fargo & Co., 7.50%	$ 1,944,816
	Total Banks	$1,944,816
	Total Convertible Preferred Stock (Cost $2,022,424)	$1,944,816

15Pioneer High Income Fund, Inc. |  | 6/30/22

Shares		Value
	Preferred Stock — 1.5% of Net Assets
	Diversified Financial Services — 1.4%
3,000(c)(f)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$ 3,060,000
	Total Diversified Financial Services	$3,060,000
	Internet — 0.1%
129,055	MYT Holding LLC, 10.00%, 6/6/29	$ 141,315
	Total Internet	$141,315
	Total Preferred Stock (Cost $3,235,605)	$3,201,315

	Rights/Warrants — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
21,700(b)	Avation Plc, 1/1/59	$ —
	Total Aerospace & Defense	$—
	Metals & Mining — 0.0%†
1,819,798(i)	ANR, Inc., 3/31/23	$ 9,099
	Total Metals & Mining	$9,099
	Rights/Warrants (Cost $—)	$9,099

Principal Amount USD ($)
	Insurance-Linked Securities — 5.3% of Net Assets#
	Event Linked Bonds — 0.5%
	Inland Flood – U.S. — 0.2%
250,000(a)	FloodSmart Re, 12.948%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 240,500
250,000(a)	FloodSmart Re, 15.273%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	228,175
		$468,675
	Multiperil – U.S. — 0.3%
250,000(a)	Matterhorn Re, 6.825%, (SOFR + 525 bps), 3/24/25 (144A)	$ 244,000
Pioneer High Income Fund, Inc. |  | 6/30/2216

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Matterhorn Re, 9.26%, (SOFR + 775 bps), 3/24/25 (144A)	$ 245,600
250,000(a)	Residential Reinsurance 2021 Re, 13.754%, (3 Month U.S. Treasury Bill + 1,175 bps), 12/6/25 (144A)	243,325
		$732,925
	Total Event Linked Bonds	$1,201,600
Face Amount USD ($)
	Collateralized Reinsurance — 0.2%
	Multiperil – Worldwide — 0.2%
250,000(j)+	Amaranth Re 2022, 12/31/27	$ 235,474
250,000(j)+	Aureolin Re 2022, 3/31/28	230,889
500,000(b)(j)+	Cypress Re 2017, 1/31/23	50
54,000(j)+	Limestone Re, 10/1/23 (144A)	—
277,770(b)(j)+	Oyster Bay Re 2018, 1/31/23	34,197
		$500,610
	Total Collateralized Reinsurance	$500,610
	Reinsurance Sidecars — 4.6%
	Multiperil – U.S. — 0.0%†
500,000(b)(k)+	Harambee Re 2018, 12/31/22	$ —
600,000(k)+	Harambee Re 2019, 12/31/22	1,680
		$1,680
	Multiperil – Worldwide — 4.6%
3,037(k)+	Alturas Re 2019-2, 3/10/23	$ 1,030
24,550(k)+	Alturas Re 2019-3, 9/12/23	679
162,311(j)+	Alturas Re 2020-1A, 3/10/23 (144A)	5,097
29,558(k)+	Alturas Re 2020-2, 1/31/23	8,349
1,000,000(j)+	Bantry Re 2022, 12/31/27	1,034,458
1,167,977(b)(j)+	Berwick Re 2018-1, 12/31/22	90,285
834,446(b)(j)+	Berwick Re 2019-1, 12/31/22	99,716
1,000,000(b)(j)+	Berwick Re 2022, 12/31/27	1,029,593
750,000(j)+	Gleneagles Re 2022, 12/31/27	760,660
1,000,000(j)+	Gullane Re 2022, 12/31/27	1,037,212
499,318(b)(k)+	Lorenz Re 2019, 6/30/23	57,921
500,000(b)(j)+	Merion Re 2018-2, 12/31/22	82,750
1,000,000(b)(j)+	Merion Re 2022-2, 12/31/27	1,013,455
1,000,000(b)(j)+	Pangaea Re 2016-2, 11/30/22	1,783
17Pioneer High Income Fund, Inc. |  | 6/30/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
500,000(b)(j)+	Pangaea Re 2018-1, 12/31/22	$ 10,527
1,000,000(b)(j)+	Pangaea Re 2018-3, 7/1/23	20,743
409,624(b)(j)+	Pangaea Re 2019-1, 2/1/23	8,536
735,313(b)(j)+	Pangaea Re 2019-3, 7/1/23	26,450
1,250,000(b)(j)+	Pangaea Re 2022-1, 12/31/27	1,250,000
350,000(b)(j)+	Pangaea Re 2022-3, 5/31/28	353,500
300,000(b)(j)+	Sector Re V, 12/1/23 (144A)	38,388
20,000(j)+	Sector Re V, 12/1/24 (144A)	56,950
1,500,000(j)+	Sector Re V, 12/1/26 (144A)	1,534,376
250,000(b)(j)+	Sussex Re 2020-1, 12/31/22	1,850
1,500,000(k)+	Thopas Re 2022, 12/31/27	1,550,700
500,000(j)+	Versutus Re 2018, 12/31/22	550
441,274(j)+	Versutus Re 2019-A, 12/31/22	1,898
58,727(j)+	Versutus Re 2019-B, 12/31/22	176
253,645(b)(j)+	Woburn Re 2018, 12/31/22	13,337
244,914(b)(j)+	Woburn Re 2019, 12/31/22	52,227
		$10,143,196
	Total Reinsurance Sidecars	$10,144,876
	Total Insurance-Linked Securities (Cost $12,300,923)	$11,847,086

Principal Amount USD ($)
	Foreign Government Bonds — 1.0% of Net Assets
	Mexico — 0.8%
MXN38,420,700	Mexican Bonos, 8.000%, 12/7/23	$ 1,873,529
	Total Mexico	$1,873,529
	Nigeria — 0.1%
475,000	Nigeria Government International Bond, 7.375%, 9/28/33 (144A)	$ 310,222
	Total Nigeria	$310,222
Pioneer High Income Fund, Inc. |  | 6/30/2218

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Russia — 0.1%
382,800(l)	Russian Government International Bond, 7.500%, 3/31/30	$ 99,528
	Total Russia	$99,528
	Total Foreign Government Bonds (Cost $2,805,475)	$2,283,279

Shares
	SHORT TERM INVESTMENTS — 7.7% of Net Assets
	Open-End Fund — 7.7%
17,069,035(m)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 17,069,035
		$17,069,035
	TOTAL SHORT TERM INVESTMENTS (Cost $17,069,035)	$17,069,035
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Call Options Purchased — 0.1%
3,625,000	Call EUR Put USD	Bank of America NA	EUR 55,707	EUR 1.20	10/19/22	$323,817
	Total Over The Counter (OTC) Currency Call Options Purchased (Premiums paid $ 55,707)					$323,817

	TOTAL OPTIONS PURCHASED (Premiums paid $ 55,707)					$323,817

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 147.7% (Cost $362,844,314)					$327,935,493
	Over The Counter (OTC) Currency Put Option Written — (0.0%)†
3,625,000	Put EUR Call USD	Bank of America NA	EUR 55,707	EUR 1.15	10/19/22	$(239)
	Total Over The Counter (OTC) Currency Put Option Written (Premiums received $(55,707))					$(239)

	OTHER ASSETS AND LIABILITIES — (47.7)%					$(105,966,865)
	net assets — 100.0%					$221,968,389

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
19Pioneer High Income Fund, Inc. |  | 6/30/22

LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2022, the value of these securities amounted to $238,126,499, or 107.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2022.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2022.
(d)	Security is priced as a unit.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is in default.
(i)	ANR, Inc., 3/31/23 warrants are exercisable into 1,819,798 shares.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2022.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$3,037	$1,030
Alturas Re 2019-3	6/26/2019	24,550	679
Alturas Re 2020-1A	12/27/2019	162,311	5,097
Alturas Re 2020-2	1/1/2020	29,558	8,349
Pioneer High Income Fund, Inc. |  | 6/30/2220

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Amaranth Re 2022	1/21/2022	$221,062	$235,474
Aureolin Re 2022	5/5/2022	224,500	230,889
Bantry Re 2022	1/28/2022	1,000,000	1,034,458
Berwick Re 2018-1	1/10/2018	170,602	90,285
Berwick Re 2019-1	12/31/2018	99,709	99,716
Berwick Re 2022	12/28/2021	1,000,000	1,029,593
Cypress Re 2017	1/24/2017	1,681	50
FloodSmart Re	2/8/2022	247,298	228,175
FloodSmart Re	2/14/2022	250,000	240,500
Gleneagles Re 2022	1/18/2022	750,000	760,660
Gullane Re 2022	2/14/2022	1,000,000	1,037,212
Harambee Re 2018	12/19/2017	10,612	—
Harambee Re 2019	12/20/2018	—	1,680
Limestone Re	6/20/2018	359	—
Lorenz Re 2019	6/26/2019	156,566	57,921
Matterhorn Re	3/10/2022	250,000	244,000
Matterhorn Re	3/10/2022	250,000	245,600
Merion Re 2018-2	12/28/2017	20,576	82,750
Merion Re 2022-2	2/22/2022	1,000,000	1,013,455
Oyster Bay Re 2018	1/17/2018	30,014	34,197
Pangaea Re 2016-2	5/31/2016	—	1,783
Pangaea Re 2018-1	12/26/2017	71,503	10,527
Pangaea Re 2018-3	5/31/2018	240,862	20,743
Pangaea Re 2019-1	1/9/2019	4,301	8,536
Pangaea Re 2019-3	7/25/2019	22,059	26,450
Pangaea Re 2022-1	1/7/2022	1,250,000	1,250,000
Pangaea Re 2022-3	6/15/2022	350,000	353,500
Residential Reinsurance 2021 Re	10/28/2021	250,000	243,325
Sector Re V	12/4/2018	61,524	38,388
Sector Re V	1/1/2020	20,000	56,950
Sector Re V	12/6/2021	1,500,000	1,534,376
Sussex Re 2020-1	1/23/2020	—	1,850
Thopas Re 2022	2/7/2022	1,500,000	1,550,700
Versutus Re 2018	1/31/2018	—	550
Versutus Re 2019-A	1/28/2019	—	1,898
Versutus Re 2019-B	12/24/2018	—	176
Woburn Re 2018	3/20/2018	84,479	13,337
Woburn Re 2019	1/30/2019	43,760	52,227
Total Restricted Securities			$11,847,086
% of Net assets			5.3%
21Pioneer High Income Fund, Inc. |  | 6/30/22

Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
United States	72.6%
Canada	8.3%
Luxembourg	3.1%
Mexico	2.2%
United Kingdom	1.9%
Netherlands	1.9%
Bermuda	1.2%
Turkey	1.2%
Other (individually less than 1%)	7.6%
100.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	800,000	USD	849,872	Bank of America NA	7/27/22	$(10,027)
EUR	5,095,000	USD	5,417,259	Brown Brothers Harriman & Co.	9/23/22	(45,334)
USD	1,550,633	EUR	1,438,000	Goldman Sachs & Co.	8/26/22	37,576
USD	778,422	GBP	635,000	Goldman Sachs & Co.	9/23/22	4,163
NOK	7,300,000	EUR	760,919	HSBC Bank USA NA	7/11/22	(56,704)
EUR	530,000	USD	571,154	State Street Bank & Trust Co.	7/27/22	(14,757)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(85,083)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
Pioneer High Income Fund, Inc. |  | 6/30/2222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$5,379,479	$—	$5,379,479
Common Stocks
Oil, Gas & Consumable Fuels	156,347	341,126	—	497,473
Specialty Retail	—	—	83,937	83,937
All Other Common Stocks	620,506	—	—	620,506
Collateralized Mortgage Obligations	—	7,259,978	—	7,259,978
Commercial Mortgage-Backed Securities	—	9,695,345	—	9,695,345
Convertible Corporate Bonds	—	5,845,972	—	5,845,972
Corporate Bonds	—	261,874,356	—	261,874,356
Convertible Preferred Stock	1,944,816	—	—	1,944,816
Preferred Stock	3,201,315	—	—	3,201,315
Rights/Warrants	9,099	—	—	9,099
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	500,610	500,610
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,680	1,680
Multiperil – Worldwide	—	—	10,143,196	10,143,196
All Other Insurance-Linked Securities	—	1,201,600	—	1,201,600
Foreign Government Bonds	—	2,283,279	—	2,283,279
Open-End Fund	17,069,035	—	—	17,069,035
Over The Counter (OTC) Currency Call Options Purchased	—	323,817	—	323,817
Total Investments in Securities	$23,001,118	$294,204,952	$10,729,423	$327,935,493
23Pioneer High Income Fund, Inc. |  | 6/30/22

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Agreement(a)	$—	$(111,500,000)	$—	$(111,500,000)
Over The Counter (OTC) Currency Put Option Written	—	(239)	—	(239)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(85,083)	—	(85,083)
Total Other Financial Instruments	$—	$(111,585,322)	$—	$(111,585,322)
(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 3/31/22	$104,409	$10,009,688	$10,114,097
Realized gain (loss)	—	(848)	(848)
Changed in unrealized appreciation (depreciation)	(20,472)	65,230	44,758
Accrued discounts/premiums	—	(3,084)	(3,084)
Purchases	—	574,500	574,500
Sales	—	—	—
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 6/30/22	$83,937	$10,645,486	$10,729,423
*	Transfers are calculated on the beginning of period values. During the six months ended June 30, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2022:	$44,758
Pioneer High Income Fund, Inc. |  | 6/30/2224